Pay vs Performance Disclosure		12 Months Ended
		Feb. 02, 2025 USD ($)	Jan. 28, 2024 USD ($)	Jan. 29, 2023 USD ($)	Jan. 30, 2022 USD ($)	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following table shows the past five fiscal years’ total compensation for the named executive officers as set forth in the Summary Compensation Table, the total compensation actually paid (“CAP”) to the named executive officers, the Company’s total shareholder return (“TSR”), the peer group’s total shareholder return over the same period, the Company’s net income, and the Company’s EPS as the company-selected performance measure.

Fiscal Year 2025 Pay versus Performance Table

Year	Summary compensation table total for CEO(1)	Compensation actually paid to CEO(2)	Average summary compensation table total for other NEOs(1)	Average compensation actually paid to other NEOs(2)	Total shareholder return(3)	Peer group total shareholder return(3)	Net income	EPS
	($)	($)	($)	($)	($)	($)	($, in thousands)	($)
2025	1,624,654	57,920	705,987	97,258	63.19	109.27	(12,507)	(1.19)
2024	1,215,181	1,444,583	567,507	617,865	117.75	102.30	9,865	0.91
2023	1,186,994	1,067,309	538,642	462,562	92.52	95.20	(4,312)	(0.37)
2022	798,169	406,825	577,484	244,027	90.30	119.43	11,718	0.97
2021	923,559	463,541	534,790	585,697	126.19	123.64	(10,426)	(0.88)

(1)	The principal executive officers and other named executive officers for fiscal years 2021 - 2025 are the following:

Year	CEO	Other NEOs
2025	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2024	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2023	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2022	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps, D. Lee Boone
2021	Paul B, Toms, Jr.	Paul A. Huckfeldt, Anne J. Smith, D. Lee Boone, Jeremy R. Hoff, Douglas Townsend

(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total	Deduct Reported Change in Actuarial Present Value of Pension Benefits(a)	Add Pension Benefit Adjustments(b)	Deduct Reported Value of Equity Awards(c)	Add Equity Award Adjustments(d)	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2025	CEO	1,624,654	-	-	(930,648)	(636,086)	57,920
	Other NEOs	705,987	(52,883)	16,320	(197,800)	(374,366)	97,258

(a)	The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each appliable year. In fiscal year 2025, the change in pension value was $96,838 for Mr. Huckfeldt and $61,810 for Ms. Smith.
(b)	The amounts deducted or added in calculating the pension value adjustments are as follows:

Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2025	CEO	-	-	-
	Other NEOs	16,320	-	16,320

(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(d)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2025	CEO	446,391	(531,002)	-	(8,891)	(542,584)	-	(636,086)
	Other NEOs	35,392	(105,156)	14,585	(57,478)	(261,709)		(374,366)

(3)	Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100 at the beginning of the 2021 fiscal year. The peer group TSR prepared by Zacks Investment Research, Inc. represents cumulative, weighted TSR of the peer group under Standard Industrial Classification (SIC) Codes 2510 and 2511, which includes home furnishings companies that are publicly traded in the United States or Canada. For more information regarding the peer group TSR, refer to the performance graph that is included in the 2025 Form 10-K, as filed with the SEC.

Company Selected Measure Name		EPS
Named Executive Officers, Footnote
(1)	The principal executive officers and other named executive officers for fiscal years 2021 - 2025 are the following:
Year	CEO	Other NEOs
2025	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2024	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2023	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2022	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps, D. Lee Boone
2021	Paul B, Toms, Jr.	Paul A. Huckfeldt, Anne J. Smith, D. Lee Boone, Jeremy R. Hoff, Douglas Townsend

PEO Total Compensation Amount	[1]	$ 1,624,654	$ 1,215,181	$ 1,186,994	$ 798,169	$ 923,559
PEO Actually Paid Compensation Amount	[2]	$ 57,920	1,444,583	1,067,309	406,825	463,541
Adjustment To PEO Compensation, Footnote
(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following table details these adjustments:
Year	Executives	Summary Compensation Table Total	Deduct Reported Change in Actuarial Present Value of Pension Benefits(a)	Add Pension Benefit Adjustments(b)	Deduct Reported Value of Equity Awards(c)	Add Equity Award Adjustments(d)	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2025	CEO	1,624,654	-	-	(930,648)	(636,086)	57,920
	Other NEOs	705,987	(52,883)	16,320	(197,800)	(374,366)	97,258
(a)	The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each appliable year. In fiscal year 2025, the change in pension value was $96,838 for Mr. Huckfeldt and $61,810 for Ms. Smith.
(b)	The amounts deducted or added in calculating the pension value adjustments are as follows:
Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2025	CEO	-	-	-
	Other NEOs	16,320	-	16,320
(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(d)	The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2025	CEO	446,391	(531,002)	-	(8,891)	(542,584)	-	(636,086)
	Other NEOs	35,392	(105,156)	14,585	(57,478)	(261,709)		(374,366)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 705,987	567,507	538,642	577,484	534,790
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 97,258	617,865	462,562	244,027	585,697
Adjustment to Non-PEO NEO Compensation Footnote
(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following table details these adjustments:
Year	Executives	Summary Compensation Table Total	Deduct Reported Change in Actuarial Present Value of Pension Benefits(a)	Add Pension Benefit Adjustments(b)	Deduct Reported Value of Equity Awards(c)	Add Equity Award Adjustments(d)	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2025	CEO	1,624,654	-	-	(930,648)	(636,086)	57,920
	Other NEOs	705,987	(52,883)	16,320	(197,800)	(374,366)	97,258
(a)	The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each appliable year. In fiscal year 2025, the change in pension value was $96,838 for Mr. Huckfeldt and $61,810 for Ms. Smith.
(b)	The amounts deducted or added in calculating the pension value adjustments are as follows:
Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2025	CEO	-	-	-
	Other NEOs	16,320	-	16,320
(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(d)	The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2025	CEO	446,391	(531,002)	-	(8,891)	(542,584)	-	(636,086)
	Other NEOs	35,392	(105,156)	14,585	(57,478)	(261,709)		(374,366)

Compensation Actually Paid vs. Total Shareholder Return		CAP versus the Company’s TSR and peer group’s TSR
Compensation Actually Paid vs. Net Income		CAP versus Net Income
Compensation Actually Paid vs. Company Selected Measure		CAP versus Company-selected Measure (EPS)
Total Shareholder Return Vs Peer Group
(3)	Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100 at the beginning of the 2021 fiscal year. The peer group TSR prepared by Zacks Investment Research, Inc. represents cumulative, weighted TSR of the peer group under Standard Industrial Classification (SIC) Codes 2510 and 2511, which includes home furnishings companies that are publicly traded in the United States or Canada. For more information regarding the peer group TSR, refer to the performance graph that is included in the 2025 Form 10-K, as filed with the SEC.

Tabular List, Table

Company Financial Performance Measures

The items listed below represent the most important metrics used to determine CAP for fiscal year 2025 as further described in the Compensation Discussion and Analysis on page 19.

Most Important Performance Measures
Consolidated net sales
Consolidated operating income
Earnings per share (“EPS”)
Total shareholder return (“TSR”)

Total Shareholder Return Amount	[3]	$ 63.19	117.75	92.52	90.3	126.19
Peer Group Total Shareholder Return Amount	[3]	109.27	102.3	95.2	119.43	123.64
Net Income (Loss)		$ (12,507,000)	$ 9,865,000	$ (4,312,000)	$ 11,718,000	$ (10,426,000)
Company Selected Measure Amount		(1.19)	0.91	(0.37)	0.97	(0.88)
PEO Name		Jeremy R. Hoff	Jeremy R. Hoff	Jeremy R. Hoff	Jeremy R. Hoff	Paul B, Toms, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name		Consolidated net sales
Measure:: 2
Pay vs Performance Disclosure
Name		Consolidated operating income
Measure:: 3
Pay vs Performance Disclosure
Name		Earnings per share (“EPS”)
Measure:: 4
Pay vs Performance Disclosure
Name		Total shareholder return (“TSR”)
Mr. Huckfeldt [Member] | Deduct Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 96,838
Ms. Smith [Member] | Deduct Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		61,810
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(636,086)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		446,391
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(531,002)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,891)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(542,584)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Deduct Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]	0
PEO | Add Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	0
PEO | Deduct Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	(930,648)
PEO | Add Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(636,086)
PEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		16,320
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(374,366)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		35,392
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		14,585
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(57,478)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(261,709)
Non-PEO NEO | Deduct Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]	(52,883)
Non-PEO NEO | Add Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	16,320
Non-PEO NEO | Deduct Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	(197,800)
Non-PEO NEO | Add Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(374,366)
Non-PEO NEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		16,320
Non-PEO NEO | Year over year change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (105,156)

[1]
(1)	The principal executive officers and other named executive officers for fiscal years 2021 - 2025 are the following:
Year	CEO	Other NEOs
2025	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2024	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2023	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2022	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps, D. Lee Boone
2021	Paul B, Toms, Jr.	Paul A. Huckfeldt, Anne J. Smith, D. Lee Boone, Jeremy R. Hoff, Douglas Townsend

[2]
(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following table details these adjustments:
Year	Executives	Summary Compensation Table Total	Deduct Reported Change in Actuarial Present Value of Pension Benefits(a)	Add Pension Benefit Adjustments(b)	Deduct Reported Value of Equity Awards(c)	Add Equity Award Adjustments(d)	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2025	CEO	1,624,654	-	-	(930,648)	(636,086)	57,920
	Other NEOs	705,987	(52,883)	16,320	(197,800)	(374,366)	97,258
(a)	The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each appliable year. In fiscal year 2025, the change in pension value was $96,838 for Mr. Huckfeldt and $61,810 for Ms. Smith.
(b)	The amounts deducted or added in calculating the pension value adjustments are as follows:
Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2025	CEO	-	-	-
	Other NEOs	16,320	-	16,320
(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(d)	The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2025	CEO	446,391	(531,002)	-	(8,891)	(542,584)	-	(636,086)
	Other NEOs	35,392	(105,156)	14,585	(57,478)	(261,709)		(374,366)

[3]
(3)	Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100 at the beginning of the 2021 fiscal year. The peer group TSR prepared by Zacks Investment Research, Inc. represents cumulative, weighted TSR of the peer group under Standard Industrial Classification (SIC) Codes 2510 and 2511, which includes home furnishings companies that are publicly traded in the United States or Canada. For more information regarding the peer group TSR, refer to the performance graph that is included in the 2025 Form 10-K, as filed with the SEC.

[4]	The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each appliable year. In fiscal year 2025, the change in pension value was $96,838 for Mr. Huckfeldt and $61,810 for Ms. Smith.
[5]
(b)	The amounts deducted or added in calculating the pension value adjustments are as follows:
Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2025	CEO	-	-	-
	Other NEOs	16,320	-	16,320

[6]	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
[7]	The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2025	CEO	446,391	(531,002)	-	(8,891)	(542,584)	-	(636,086)
	Other NEOs	35,392	(105,156)	14,585	(57,478)	(261,709)		(374,366)